Commitments, Guarantees and Contingencies - Additional Information (Detail) - Dec. 31, 2014 - USD ($)	Total
Loss Contingencies [Line Items]
Purchase obligations in 2015	$ 94,000,000
Purchase obligations in 2016	45,000,000
Purchase obligations in 2017	20,000,000
Purchase obligations in 2018	16,000,000
Purchase obligations thereafter	$ 0
New Tricare South Region Contract
Loss Contingencies [Line Items]
Contract term, years	5 years
Puerto Rico Health Insurance Administration Contracts East Southeast And Southwest Regions
Loss Contingencies [Line Items]
Contract term, years	3 years
Medicare
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	72.00%
Military Services
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	1.00%
Medicaid
Loss Contingencies [Line Items]
Percentage of premiums and services revenue	2.00%